SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 20 — SHARE-BASED COMPENSATION

Share-based compensation under the equity incentive plans

On September 12, 2024, the Company adopted a 2024 equity incentive plan (the “2024 Plan”) to motivate, attract and retain directors, consultants or key employees to exert their best efforts on behalf of the Company and link their personal interests to those of the Company’s shareholders. The 2024 Plan has a maximum number of 125,000 Class A ordinary shares of the Company available for issuance pursuant to all awards under the 2024 Plan.

The Company entered into agreements with certain consultants on September 20, 2024 and granted them a total of 58,187 Class A ordinary shares, and entered into agreements with certain key employees on October 15, 2024, and granted them a total of 37,500 Class A ordinary shares. These shares are granted as awards for their services during the Company’s successful IPO as well as expending regional business for the Company, helping the Company introduce client, open up new projects and develop vendor resources, the total value of the shares was $3,410,200 based on the closing stock price of $35.20 and $36.32 on the respective grant dates. The 95,687 Class A ordinary shares were fully issued on November 1, 2024.

The Company entered into agreements with certain consultants on April 16, 2025 and April 17, 2025 and granted them a total of 10,626 Class A ordinary shares, and entered into agreements with certain key employees on April 21, 2025, and granted them a total of 18,687 Class A ordinary shares. These shares are granted as awards for their services during the Company’s successful IPO as well as expending regional business for the Company, helping the Company introduce client, open up new projects and develop vendor resources, the total value of the shares was $510,276 based on the closing stock price of $17.12, $17.60 and $17.44 on the respective grant dates. The 29,313 Class A ordinary shares were fully issued on April 29, 2025.

On October 15, 2025, the Company adopted a 2025 equity incentive plan (the “2025 Plan”) to motivate, attract and retain directors, consultants or key employees to exert their best efforts on behalf of the Company and link their personal interests to those of the Company’s shareholders. The 2025 Plan has a maximum number of 218,750 Class A ordinary shares of the Company available for issuance pursuant to all awards under the 2025 Plan.

The Company entered into agreements with certain consultant on November 16, 2025 and granted him a total of 9,375 Class A ordinary shares, and entered into agreements with certain key employee on April 21, 2025, and granted him a total of 12,500 Class A ordinary shares. These shares are granted as awards for their services since the Company’s successful IPO as well as expending regional business for the Company, helping the Company introduce client, open up new projects and develop vendor resources, the total value of the shares was $267,845 based on the closing stock price of $5.32 and $17.44 on the respective grant dates. The 21,875 Class A ordinary shares were fully issued on November 19, 2025.

The share-based compensation expense recorded for these shares issued was $1,493,208 and $2,672,450 for the years ended March 31, 2026 and 2025, respectively. As of March 31, 2026, the unrecognized share-based compensation expense of these shares issued was $22,663, which is expected to be recognized over a weighted average period of approximately 0.04 years. As of March 31, 2025, the unrecognized share-based compensation expense of these shares issued was $737,750, which is expected to be recognized over a weighted average period of approximately 0.46 years.

Share-based compensation for services

On August 13, 2024, the Company approved the grant of 12,500 restricted shares with a value of $360,000 based on the closing stock price of $28.80 to a consultant as consideration for his consulting service for one year. The vesting period of these shares was nine months from the date of contracts. The 12,500 restricted shares were fully issued on August 13, 2024.

On September 30, 2024, the Company entered into agreements with two third party companies for their consulting service in relation to corporate management, operation and business development as well M&A advisory service with a period of one year, and the Company granted each of the two third party companies 62,500 restricted shares with a value of $2,080,000 based on the closing stock price of $33.28 as consideration for their consulting services. The vesting period of these shares was six months from the date of contracts. The 125,000 restricted shares were fully issued on October 29, 2024.

On December 1, 2024, the Company entered into an agreement with a third party company for its consulting service in relation to corporate management, operation and business development as well M&A advisory service with a period of one year, and the Company granted this third party company 62,500 restricted shares with a value of $4,060,000 based on the closing stock price of $64.96 as consideration for its consulting services. The vesting period of these shares was six months from the date of contract. The 62,500 restricted shares were fully issued on March 4, 2025.

The share-based compensation expense recorded for service was $4,936,667 and $3,643,333 for the years ended March 31, 2026 and 2025, respectively. As of March 31, 2026, no unrecognized share-based compensation expense of these shares issued was outstanding. As of March 31, 2025, the unrecognized share-based compensation expense of these restricted shares issued was $4,936,667, which is expected to be recognized over a weighted average period of approximately 0.59 years.

All share counts and per-share prices have been retroactively adjusted to reflect the 16-for-1 share consolidation effective April 20, 2026.